Restatement of Previously Reported Balance Sheet (Tables) - Graf Acquisition Corp. IV [Member]	12 Months Ended
Dec. 31, 2022
Schedule of impact of restatement on statement of operations

	For the Three Months Ended June 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$(968,952)	—	(968,952)
Other income (expenses)
Change in fair value of derivative warrant liabilities	1,605,330	—	1,605,330
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	3,904,241	(3,724,646)	179,595
Income from investments held in Trust Account	124,764	—	124,764
Net income before income tax expenses	4,665,383	(3,724,646)	940,737
Income tax benefit	15,402	—	15,402
Net income	$4,680,785	$(3,724,646)	$956,139
Weighted average shares outstanding of common stock, basic and diluted	21,451,875	—	21,451,875
Basic and diluted net income per share, common stock	$0.22	$(0.17)	$0.04

	For the Six Months Ended June 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$(1,700,860)	$—	$(1,700,860)
Other income (expenses)
Change in fair value of derivative warrant liabilities	4,296,600	—	4,296,600
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	3,904,241	(3,724,646)	179,595
Income from investments held in Trust Account	168,792	—	168,792
Net income before income tax expenses	6,668,773	(3,724,646)	2,944,127
Income tax benefit	15,402	—	15,402
Net income	$6,684,175	$(3,724,646)	$2,959,529
Weighted average shares outstanding of common stock, basic and diluted	21,451,875	—	21,451,875
Basic and diluted net income per share, common stock	$0.31	$(0.17)	$0.14

	For the Nine Months Ended September 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$(2,104,916)	$—	$(2,104,916)
Other income (expenses)
Change in fair value of derivative warrant liabilities	4,863,180	—	4,863,180
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	3,904,241	(3,724,646)	179,595
Income from investments held in Trust Account	1,073,311	—	1,073,311
Net income before income tax expenses	7,735,816	(3,724,646)	4,011,170
Income tax expense	(164,076)	—	(164,076)
Net income	$7,571,740	$(3,724,646)	$3,847,094
Weighted average shares outstanding of common stock, basic and diluted	21,451,875	—	21,451,875
Basic and diluted net income per share, common stock	$0.35	$(0.17)	$0.18

Schedule of impact of restatement on statements of changes in stockholders' deficit

	For the Six Months Ended June 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Adjustment for accretion of Class A common stock subject to possible redemption amount - accumulated deficit	$—	$3,724,646	$3,724,646

	For the Nine Months Ended September 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Adjustment for accretion of Class A common stock subject to possible redemption amount - accumulated deficit	$(582,502)	$3,724,646	$3,142,144

Schedule of impact of restatement on statement of cash flows

	For the Six Months Ended June 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Net income	$6,684,175	$(3,724,646)	$2,959,529
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liability	(4,296,600)	—	(4,296,600)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	(3,904,241)	3,724,646	(179,595)
Income from investments held in Trust Account	(168,792)	—	(168,792)
Changes in operating assets and liabilities:
Prepaid expenses	288,199	—	288,199
Prepaid expenses - related party	(13,173)	—	(13,173)
Deferred tax asset	(15,402)	—	(15,402)
Accounts payable	79,438	—	79,438
Franchise tax payable	(56,214)	—	(56,214)
Accrued expenses	940,161	—	940,161
Net cash used in operating activities	$(462,449)	$—	$(462,449)

	For the Nine Months Ended September 30, 2022
	As Previously	Restatement
	Reported	Adjustment	As Restated
Net income	$7,571,740	$(3,724,646)	$3,847,094
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liability	(4,863,180)	—	(4,863,180)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability	(3,904,241)	3,724,646	(179,595)
Income from investments held in Trust Account	(1,073,311)	—	(1,073,311)
Changes in operating assets and liabilities:
Prepaid expenses	394,156	—	394,156
Accounts payable	195,119	—	195,119
Franchise tax payable	(163,696)	—	(163,696)
Income tax payable	164,076	—	164,076
Accrued expenses	684,840	—	684,840
Net cash used in operating activities	$(994,497)	$—	$(994,497)